Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Accounting Policies [Abstract]
Net income (loss)	$ (1,138,413)	$ (426,208)	$ (2,118,211)	$ (1,102,961)
Working capital deficiency	$ 4,811,725		$ 4,811,725
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Federal net operating loss carry forwards	$ 5,275,000		$ 5,275,000		$ 4,277,000
Valuation allowance increased			436,759		$ 207,967
Interest or penalties